General and Administrative Expenses	6 Months Ended
Jun. 30, 2022
General and Administrative Expenses [Abstract]
General and Administrative Expenses
13.	General and Administrative Expenses:

General and administrative expenses are analyzed as follows:

	Six months ended June 30,	Six months ended June 30,
	2021	2022
Audit fees	$144,624	$124,408
Non-executive directors’ compensation	24,000	36,000
Other professional fees	690,731	1,300,894
Administration fees-related party (Note 3(c))	600,000	600,000
Total	$1,459,355	$2,061,302